Segment Information (Intersegment Assets, Equity Affiliates Investments and Capital Expenditures Details) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Assets	$ 525,761	$ 551,669
Investments in Equity Method Investees	1,780	3,695	$ 6,245
Capital Expenditures	15,675	19,635	$ 21,251
Corporate and eliminations1
Segment Reporting Information [Line Items]
Assets	(144,189)	(101,962)
Investments in Equity Method Investees	67	34
Capital Expenditures	161	263
Communications | Operating Segments
Segment Reporting Information [Line Items]
Assets	506,102	492,649
Investments in Equity Method Investees	0	0
Capital Expenditures	14,107	17,410
WarnerMedia | Operating Segments
Segment Reporting Information [Line Items]
Assets	148,037	140,376
Investments in Equity Method Investees	1,123	3,011
Capital Expenditures	699	1,205
Latin America | Operating Segments
Segment Reporting Information [Line Items]
Assets	15,811	20,606
Investments in Equity Method Investees	590	650
Capital Expenditures	$ 708	$ 757